Schedule of provision presentation according to ASC 715 (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non current liabilities	€ 1,016	€ 939
FRANCE [Member]
Non current liabilities	517	386
Current liabilities	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(68)	25
Total	449	411
JAPAN [Member]
Non current liabilities	498	552
Current liabilities	39	94
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(157)	(199)
Total	€ 380	€ 447